Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Consolidated Statements Of Comprehensive Income [Abstract]
Net income attributable to AerCap Holdings N.V.	$ 810,447		$ 292,410		$ 163,655
Other comprehensive income:
Net change in fair value of derivatives (Note 12), net of tax of $(649), $(711) and $194, respectively (a)	4,542	[1]	4,975	[1]	(1,360)	[1]
Net change in pension obligations (Note 19), net of tax of $(81), $117 and $1,057, respectively (b)	(1,547)	[2]	(464)	[2]	(4,528)	[2]
Total other comprehensive income (loss):	2,995		4,511		(5,888)
Total comprehensive income attributable to AerCap Holdings N.V.	$ 813,442		$ 296,921		$ 157,767

[1]	In 2014 we reclassified $3.1 million from accumulated other comprehensive income (loss) to interest expense in the income statement. In 2013 and 2012 we entered into interest rate swaps for which we applied cash flow hedge accounting treatment. During these years no amounts were reclassified from accumulated other comprehensive (loss) income to the income statement.
[2]	We recognize the actuarial gains or losses that arise during the period as a component of other comprehensive (loss) income.